Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Detail) - USD ($) $ in Millions	Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2018
Property, Plant and Equipment [Line Items]
Gross Property, Plant and Equipment		$ 607	$ 486
Less accumulated depreciation		(307)	(257)
Net Property, Plant and Equipment	$ 294	300	229
Land
Property, Plant and Equipment [Line Items]
Gross Property, Plant and Equipment		12	11
Buildings and improvements
Property, Plant and Equipment [Line Items]
Gross Property, Plant and Equipment		186	109
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Gross Property, Plant and Equipment		25	11
Computer hardware and software
Property, Plant and Equipment [Line Items]
Gross Property, Plant and Equipment		337	302
Construction in progress
Property, Plant and Equipment [Line Items]
Gross Property, Plant and Equipment		20	42
Machinery and equipment
Property, Plant and Equipment [Line Items]
Gross Property, Plant and Equipment		$ 27	$ 11